CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income	¥ 335,255,274	$ 51,380,119	¥ 924,352,495	¥ 405,575,533
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Share-based compensation charge:	922,868	141,436	4,578,315	29,307,903
Change in fair value of foreign exchange options	3,607,817	552,922	330,706	9,720,182
Change in fair value of convertible senior notes	(1,202,082,070)	(184,227,137)	(114,149,092)	0
Change in fair value of interest rate swap	78,878,089	12,088,596	69,974,512	(9,701,051)
Convertible senior notes issuance expense	0	0	18,646,101	0
Deferred income taxes	94,158,083	14,430,358	291,623,774	(106,925,932)
Depreciation of property, plant and equipment	1,160,851,059	177,908,208	737,584,653	802,022,200
Amortization of right-of-use assets	146,965,210	22,523,404	145,539,290	0
Depreciation of project assets	52,830,115	8,096,569	77,028,161	0
Amortization of land use rights	12,379,121	1,897,183	11,974,071	11,042,735
Amortization of intangible assets	10,176,591	1,559,631	6,822,339	4,212,569
Amortization for guarantee liability	(14,687,691)	(2,250,987)	(18,574,433)	(28,243,063)
Inventory write-down	270,893,308	41,516,216	135,874,384	220,171,794
Provision/(reversal of provision) for allowance of doubtful accounts	14,086,414	2,158,837	61,591,999	(8,051,386)
Loss on disposal of property, plant and equipment	(428,115,147)	(65,611,517)	(67,953,732)	(48,168,035)
Amortization of deferred losses related to sale-leaseback transactions	27,502,575	4,214,954	33,560,902	36,638,880
Gain on disposal of land use right	0	0	0	(315,735)
Impairment of long-lived assets	114,167,665	17,496,960	68,262,038	14,548,043
Equity in (income)/loss of affiliated companies	52,705,838	8,077,523	48,854,715	(2,609,853)
Loss/(gain) on disposal of investment in subsidiaries	0	0	(19,935,109)	9,425,365
Exchange (gain)/loss, net	336,522,915	51,574,393	(8,808,559)	(33,681,095)
Changes in operating assets and liabilities (net of impact of disposition):
(Increase)/decrease in accounts receivable - third parties	362,086,656	55,492,208	168,487,767	(905,161,935)
Decrease in accounts receivable - related parties	89,587,130	13,729,828	155,264,144	1,437,274,337
(Increase)/decrease in notes receivable - third parties	478,057,166	73,265,466	(519,332,155)	(439,236,676)
Increase in notes receivable - related parties	(14,372,828)	(2,202,732)	(18,628,574)	0
(Increase)/decrease in advances to suppliers - third parties	1,536,442,289	235,470,083	(1,852,725,829)	(258,143,369)
Increase in inventories	(2,822,713,480)	(432,599,767)	(209,819,715)	(1,690,466,292)
(Increase)/decrease in project assets constructed for sale, net of incremental revenue (Note 2(l))	976,712,752	149,687,778	(397,684,206)	(1,257,507,244)
Decrease in lease liabilities	(36,498,499)	(5,593,640)	(28,151,002)	0
(Increase)/decrease in other receivables - related parties	30,562,057	4,683,840	13,411,589	(94,349,636)
(Increase)/decrease in prepayments and other current assets	(1,112,028,646)	(170,425,846)	57,559,179	(294,208,927)
Decrease in other assets - related parties	0	0	48,230,439	1,042,234
Decrease/(increase) in other assets - third parties	(75,444,724)	(11,562,410)	(797,875,265)	23,458,061
Increase/(Decrease) in accounts payable - third parties	(367,053,963)	(56,253,481)	184,669,751	651,639,945
(Decrease)/increase in accounts payable - related parties	(22,196,133)	(3,401,706)	35,611,667	(4,630,853)
Increase in accrued payroll and welfare expenses	115,536,590	17,706,757	68,544,633	89,540,563
Increase/(decrease) in advances from - third parties	(1,792,906,128)	(274,774,886)	1,676,456,800	1,637,949,690
Decrease in advances from - related parties	(748,615)	(114,730)	(161,471)	(36,489,858)
Increase/(decrease) in income tax payables	(44,762,990)	(6,860,228)	48,243,071	42,460,277
Decrease in accrued income tax - non - current	0	0	0	(6,041,195)
Decrease in derivative assets_ foreign exchange option	0	0	516,012	0
Decrease in derivative liability_interest rate swap	(140,150,054)	(21,478,935)	(21,488,548)	(3,999,336)
Increase in other payables and accruals - third parties	687,122,690	105,306,159	161,448,319	310,150,424
Increase in other payables and accruals - related parties	58,388,053	8,948,360	0	8,485,112
Increase in land use right	(176,282,702)	(27,016,506)	0	0
Decrease of long-term borrowings related to sale of project assets constructed for sale	(859,165,984)	(131,672,948)	0	0
Net cash provided by operating activities	591,486,340	90,649,247	1,410,642,923	614,545,806
Cash flows from investing activities:
Maturity of restricted short-term investments	10,075,360,381	1,544,116,533	7,876,919,116	6,436,613,343
Maturity of restricted long-term investments	790,399,307	121,133,993	640,908,642	26,092,355
Maturity of short-term investments				602,684,530
Proceeds from disposal of property, plant and equipment	88,714,309	13,596,063	201,267,370	138,135,495
Cash received from, net of cash disposed of, disposal of subsidiaries	48,078,440	7,368,345	198,291,138	11,760,083
Purchase of property, plant and equipment	(4,055,059,787)	(621,465,102)	(3,297,539,820)	(2,421,517,272)
Cash paid for project assets constructed to operate	(76,350,901)	(11,701,288)	(376,505,336)	(29,889,472)
Cash paid for investment in affiliates			(295,049,363)
Purchase of land use right			(34,951,335)	(128,004,864)
Purchase of intangible assets	(14,565,882)	(2,232,319)	(7,855,985)	(13,840,620)
Purchase of restricted short-term investments	(9,552,995,862)	(1,464,060,669)	(10,749,001,884)	(7,257,259,419)
Purchase of restricted long-term investments	(1,648,435,788)	(252,633,837)	(181,771,258)	(699,599,285)
Purchase of short-term investments	(570,000,000)	(87,356,322)		(600,000,000)
Purchase of subsidiary	(19,431,850)	(2,978,061)
Cash received from dividend	15,597,932	2,390,488
Net cash used in investing activities	(4,918,689,701)	(753,822,176)	(6,025,288,715)	(3,934,825,126)
Cash flows from financing activities:
Cash received from issuance of convertible senior notes			585,301,500
Cash payment for call option			(206,577,000)
Cash payment for deposit of call option			(10,328,850)
Cash received from borrowings from sale-leaseback				147,985,433
Cash payment for finance lease and related deposit as lessee	(252,485,455)	(38,695,089)	(284,089,511)	(309,827,275)
Proceeds from exercise of share options	114,758,281	17,587,476	38,245,122	44,275,858
Payment of deposit for finance lease as lessee			(89,761,500)	(10,600,000)
Proceeds from common stock offering			488,950,795	663,235,987
Capital contributions by non-controlling interests holder	865,000,000	132,567,050	2,595,780,000	615,000,000
Issuance cost paid for issuance of convertible senior notes			(18,646,101)
Proceeds from bank borrowings	24,104,976,401	3,694,249,257	17,877,213,936	14,602,250,496
Repayment of borrowings	(25,337,297,256)	(3,883,110,690)	(14,945,664,410)	(12,178,792,295)
Increase/(Decrease) in notes payable - related party			(35,000,000)	35,000,000
Increase in notes payable - third party	1,816,306,625	278,361,169	1,686,462,664	364,080,070
Repurchase of convertible senior notes			(68,632)
Repayment of bonds payable			300,000,000
Equity financing in a subsidiary	3,100,000,000	475,095,785
Borrowings from government background funds	2,202,000,000	337,471,264
Repurchase of shares	(29,294,325)	(4,489,552)
Repurchase of non-controlling interest	(286,685,716)	(43,936,508)
Net cash provided by financing activities	6,297,278,555	965,100,162	7,381,818,013	3,972,608,274
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	(169,261,838)	(25,940,512)	24,758,635	68,323,815
Net increase in cash, cash equivalents, and restricted cash	1,800,813,356	275,986,721	2,791,930,856	720,652,769
Cash, cash equivalents, and restricted cash, beginning of the year	6,273,958,429	961,526,196	3,482,027,573	2,761,374,804
Cash, cash equivalents, and restricted cash, end of the year (Note 2(d))	8,074,771,785	1,237,512,917	6,273,958,429	3,482,027,573
Supplemental disclosure of cash flow information
Cash paid for income tax	357,781,362	54,832,393	13,596,822	27,336,014
Cash paid for interest expenses (net of amounts capitalized)	670,159,522	102,706,440	575,397,291	370,697,228
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in payables	1,648,426,572	252,632,425	1,488,570,184	867,835,949
Purchases of project assets included in held-for-sale liabilities			177,729,416	72,467,231
Proceeds from exercise of share options received in subsequent period	9,142,819	1,401,198	40,338,943
Receivables related to At-The-Market offering	641,065,394
Receivables related to disposal of Property, plant and equipment	92,734,513
Disposal of equity securities with consideration offset against payable balance due to third party	7,200,000	1,103,448
Change in fair value of derivative forward contracts
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of foreign exchange forward contracts	(129,806,218)	(19,893,673)	(48,425,227)	1,475,360
Call Options [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of call option	¥ (476,290,547)	$ (72,994,720)	¥ (84,891,634)	¥ 0